Share Capital	6 Months Ended
Jun. 30, 2019
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

19. SHARE CAPITAL

A) Authorized

Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Company’s Board of Directors prior to issuance and subject to the Company’s articles.

B) Issued and Outstanding

	June 30, 2019		December 31, 2018
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,790	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 21)	13	-	-	-
Outstanding, End of Period	1,228,803	11,040	1,228,790	11,040

As at June 30, 2019, ConocoPhillips continued to hold the 208 million common shares issued as partial consideration related to the Acquisition.

There were no preferred shares outstanding as at June 30, 2019 (December 31, 2018 – nil).

As at June 30, 2019, there were 25 million (December 31, 2018 – 23 million) common shares available for future issuance under the stock option plan.